American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
May 31, 2024

Avantis U.S. Large Cap Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.3%
BWX Technologies, Inc.	45,089	4,154,049
Huntington Ingalls Industries, Inc.	27,316	6,913,680
		11,067,729
Air Freight and Logistics — 2.0%
Expeditors International of Washington, Inc.	107,178	12,957,820
FedEx Corp.	102,406	26,007,028
United Parcel Service, Inc., Class B	241,174	33,506,304
		72,471,152
Automobile Components — 0.5%
Autoliv, Inc.	55,509	7,081,283
BorgWarner, Inc.	111,414	3,973,023
Lear Corp.	38,992	4,887,647
Modine Manufacturing Co.(1)	18,264	1,843,203
		17,785,156
Automobiles — 1.4%
Ford Motor Co.	1,605,316	19,472,483
General Motors Co.	570,807	25,680,607
Harley-Davidson, Inc.	79,845	2,864,839
Thor Industries, Inc.	25,596	2,540,147
		50,558,076
Banks — 6.0%
Bank OZK	72,046	3,017,286
BOK Financial Corp.	5,013	454,278
Comerica, Inc.	103,498	5,303,238
Commerce Bancshares, Inc.	62,975	3,503,929
Cullen/Frost Bankers, Inc.	36,226	3,679,837
East West Bancorp, Inc.	119,943	8,898,571
Fifth Third Bancorp	337,454	12,627,529
First Citizens BancShares, Inc., Class A	356	604,641
Huntington Bancshares, Inc.	812,929	11,315,972
JPMorgan Chase & Co.	481,847	97,636,658
Popular, Inc.	39,663	3,530,404
Synovus Financial Corp.	86,993	3,452,752
U.S. Bancorp	248,495	10,076,472
Webster Financial Corp.	7,969	352,389
Wells Fargo & Co.	676,053	40,509,096
Western Alliance Bancorp	57,110	3,599,643
Wintrust Financial Corp.	45,887	4,524,917
Zions Bancorp NA	117,380	5,069,642
		218,157,254
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	4,867	4,774,722
National Beverage Corp.(1)	7,791	359,944
		5,134,666
Biotechnology — 0.9%
Gilead Sciences, Inc.	448,069	28,797,395
United Therapeutics Corp.(1)	12,334	3,393,453
		32,190,848
Broadline Retail — 2.6%
Amazon.com, Inc.(1)	321,593	56,741,869

Coupang, Inc.(1)	210,742	4,792,273
Dillard's, Inc., Class A	2,808	1,256,159
Macy's, Inc.	270,634	5,271,950
MercadoLibre, Inc.(1)	14,436	24,910,473
		92,972,724
Building Products — 2.2%
A O Smith Corp.	76,594	6,406,322
Advanced Drainage Systems, Inc.	65,813	11,417,897
Armstrong World Industries, Inc.	39,627	4,588,807
Builders FirstSource, Inc.(1)	85,775	13,791,762
Carlisle Cos., Inc.	34,887	14,592,883
Owens Corning	71,151	12,883,312
Simpson Manufacturing Co., Inc.	18,853	3,128,090
Trex Co., Inc.(1)	94,706	8,190,175
UFP Industries, Inc.	52,583	6,282,617
		81,281,865
Capital Markets — 1.6%
Ameriprise Financial, Inc.	58,443	25,516,798
Goldman Sachs Group, Inc.	21,079	9,622,985
Jefferies Financial Group, Inc.	120,028	5,583,703
Morgan Stanley	88,943	8,702,183
Northern Trust Corp.	55,842	4,704,130
Raymond James Financial, Inc.	34,073	4,182,461
XP, Inc., Class A	4,155	78,903
		58,391,163
Chemicals — 2.4%
Cabot Corp.	27,145	2,776,933
CF Industries Holdings, Inc.	145,660	11,613,472
Chemours Co.	60,090	1,491,434
Dow, Inc.	317,058	18,272,053
Eastman Chemical Co.	48,764	4,941,256
LyondellBasell Industries NV, Class A	153,279	15,238,998
Mosaic Co.	253,676	7,846,199
NewMarket Corp.	6,973	3,731,043
Olin Corp.	111,716	6,005,852
RPM International, Inc.	89,183	9,997,414
Westlake Corp.	23,851	3,829,517
		85,744,171
Construction and Engineering — 0.5%
Comfort Systems USA, Inc.	12,691	4,154,272
EMCOR Group, Inc.	36,460	14,170,544
		18,324,816
Construction Materials — 0.2%
Eagle Materials, Inc.	33,270	7,731,616
Martin Marietta Materials, Inc.	1,328	759,722
		8,491,338
Consumer Finance — 1.3%
Ally Financial, Inc.	243,419	9,486,039
Capital One Financial Corp.	128,656	17,706,925
Credit Acceptance Corp.(1)	4	1,963
OneMain Holdings, Inc.	104,904	5,152,885
Synchrony Financial	315,129	13,802,650
		46,150,462
Consumer Staples Distribution & Retail — 6.5%
BJ's Wholesale Club Holdings, Inc.(1)	87,904	7,741,705

Casey's General Stores, Inc.	26,917	8,930,522
Costco Wholesale Corp.	102,715	83,187,851
Dollar Tree, Inc.(1)	121,090	14,282,566
Kroger Co.	416,914	21,833,786
Sprouts Farmers Market, Inc.(1)	108,536	8,572,173
Target Corp.	210,654	32,895,729
Walmart, Inc.	882,684	58,045,300
		235,489,632
Containers and Packaging — 1.1%
Graphic Packaging Holding Co.	242,629	6,871,253
International Paper Co.	177,920	8,022,413
Packaging Corp. of America	65,754	12,065,201
Sonoco Products Co.	54,821	3,364,365
Westrock Co.	193,301	10,368,666
		40,691,898
Distributors — 0.2%
Pool Corp.	20,534	7,465,136
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,496,934	27,274,137
Frontier Communications Parent, Inc.(1)	214,678	5,723,315
Iridium Communications, Inc.	4,487	135,104
Verizon Communications, Inc.	1,247,758	51,345,242
		84,477,798
Electrical Equipment — 0.3%
Acuity Brands, Inc.	19,991	5,189,864
Atkore, Inc.	36,443	5,544,802
		10,734,666
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	17,781	2,334,823
Corning, Inc.	20,677	770,425
Flex Ltd.(1)	23,406	775,441
Insight Enterprises, Inc.(1)	28,781	5,626,685
Jabil, Inc.	98,792	11,746,369
TD SYNNEX Corp.	50,788	6,645,102
		27,898,845
Energy Equipment and Services — 1.2%
Baker Hughes Co.	375,548	12,573,347
ChampionX Corp.	136,423	4,450,118
Halliburton Co.	282,110	10,353,437
Patterson-UTI Energy, Inc.	26,909	296,537
TechnipFMC PLC	293,610	7,689,646
Weatherford International PLC(1)	54,047	6,504,016
		41,867,101
Financial Services — 0.7%
Corebridge Financial, Inc.	12,383	361,212
Enact Holdings, Inc.	3,345	102,725
Equitable Holdings, Inc.	179,546	7,449,364
Essent Group Ltd.	33,569	1,903,362
Jackson Financial, Inc., Class A	21,956	1,668,876
MGIC Investment Corp.	213,191	4,477,011
Visa, Inc., Class A	38,031	10,361,926
		26,324,476
Food Products — 0.7%
Archer-Daniels-Midland Co.	110,968	6,928,842
Bunge Global SA	96,908	10,426,332

Flowers Foods, Inc.	51,057	1,185,543
Hershey Co.	4,096	810,312
Ingredion, Inc.	56,160	6,603,293
Pilgrim's Pride Corp.(1)	3,743	134,486
		26,088,808
Ground Transportation — 4.0%
CSX Corp.	916,340	30,926,475
JB Hunt Transport Services, Inc.	57,949	9,315,302
Landstar System, Inc.	31,430	5,721,203
Norfolk Southern Corp.	95,873	21,552,251
Old Dominion Freight Line, Inc.	82,333	14,428,858
Ryder System, Inc.	37,785	4,589,744
Saia, Inc.(1)	17,719	7,255,576
Schneider National, Inc., Class B	2,967	66,698
U-Haul Holding Co.(1)	8,888	561,988
U-Haul Holding Co.	61,209	3,720,895
Union Pacific Corp.	195,521	45,521,199
		143,660,189
Health Care Equipment and Supplies — 0.0%
Lantheus Holdings, Inc.(1)	2,455	200,893
Health Care Providers and Services — 0.8%
Centene Corp.(1)	174,225	12,472,768
Ensign Group, Inc.	38,600	4,679,864
Molina Healthcare, Inc.(1)	37,836	11,902,449
		29,055,081
Hotels, Restaurants and Leisure — 2.3%
Boyd Gaming Corp.	57,242	3,052,143
Carnival Corp.(1)	550,216	8,297,257
Chipotle Mexican Grill, Inc.(1)	7,969	24,939,145
Darden Restaurants, Inc.	59,281	8,915,270
Las Vegas Sands Corp.	124,279	5,596,283
Norwegian Cruise Line Holdings Ltd.(1)	378,800	6,288,080
Royal Caribbean Cruises Ltd.(1)	122,610	18,107,045
Texas Roadhouse, Inc.	52,931	9,139,596
		84,334,819
Household Durables — 1.8%
DR Horton, Inc.	17,078	2,524,128
Installed Building Products, Inc.	17,508	3,708,895
KB Home	52,289	3,691,603
Lennar Corp., B Shares	5,136	751,191
Lennar Corp., Class A	110,379	17,699,273
Meritage Homes Corp.	325	57,314
Mohawk Industries, Inc.(1)	35,070	4,276,085
NVR, Inc.(1)	1,319	10,130,883
PulteGroup, Inc.	116,101	13,620,969
Taylor Morrison Home Corp.(1)	8,232	476,057
Toll Brothers, Inc.	67,687	8,233,447
		65,169,845
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	578,493	12,489,664
Insurance — 5.7%
Aflac, Inc.	88,900	7,989,443
American Financial Group, Inc.	50,879	6,609,691
American International Group, Inc.	323,970	25,535,315
Arch Capital Group Ltd.(1)	153,903	15,795,065

Axis Capital Holdings Ltd.	69,560	5,139,093
CNA Financial Corp.	12,257	563,087
Everest Group Ltd.	23,780	9,296,315
F&G Annuities & Life, Inc.	3,630	146,688
Fidelity National Financial, Inc.	58,035	2,922,643
Globe Life, Inc.	47,713	3,948,728
Hartford Financial Services Group, Inc.	206,429	21,355,080
Markel Group, Inc.(1)	3,330	5,466,495
MetLife, Inc.	229,442	16,604,718
Old Republic International Corp.	72,642	2,308,563
Primerica, Inc.	32,078	7,246,099
Principal Financial Group, Inc.	65,823	5,400,119
Progressive Corp.	12,018	2,537,961
Prudential Financial, Inc.	146,046	17,576,636
Reinsurance Group of America, Inc.	45,583	9,563,313
RenaissanceRe Holdings Ltd.	20,275	4,619,861
Travelers Cos., Inc.	128,021	27,614,130
Unum Group	110,019	5,925,623
W R Berkley Corp.	9,756	790,529
		204,955,195
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A(1)	298,329	51,461,753
Alphabet, Inc., Class C(1)	249,314	43,370,663
Meta Platforms, Inc., Class A	209,504	97,802,752
		192,635,168
IT Services — 0.0%
DXC Technology Co.(1)	4,496	69,913
Kyndryl Holdings, Inc.(1)	22,045	586,617
		656,530
Leisure Products — 0.3%
Brunswick Corp.	55,019	4,540,718
Mattel, Inc.(1)	131,845	2,345,523
Polaris, Inc.	33,754	2,821,834
		9,708,075
Machinery — 4.7%
AGCO Corp.	52,401	5,624,199
Atmus Filtration Technologies, Inc.(1)	15,919	490,942
Caterpillar, Inc.	159,505	53,995,633
Cummins, Inc.	70,221	19,783,362
Deere & Co.	97,005	36,353,594
Donaldson Co., Inc.	97,723	7,200,231
Lincoln Electric Holdings, Inc.	34,976	6,867,887
Mueller Industries, Inc.	105,407	6,209,527
PACCAR, Inc.	266,596	28,659,070
Snap-on, Inc.	4,520	1,233,327
Timken Co.	42,124	3,660,154
		170,077,926
Media — 1.5%
Comcast Corp., Class A	1,101,625	44,098,049
Fox Corp., Class A	166,594	5,735,831
Fox Corp., Class B	84,663	2,704,136
		52,538,016
Metals and Mining — 1.9%
Alpha Metallurgical Resources, Inc.	3,457	1,090,372
ATI, Inc.(1)	70,390	4,317,723

Cleveland-Cliffs, Inc.(1)	432,549	7,474,447
Commercial Metals Co.	100,293	5,648,502
Nucor Corp.	132,005	22,289,044
Reliance, Inc.	30,972	9,315,758
Steel Dynamics, Inc.	112,329	15,037,483
U.S. Steel Corp.	136,726	5,243,442
		70,416,771
Oil, Gas and Consumable Fuels — 14.0%
Antero Midstream Corp.	176,311	2,582,956
Antero Resources Corp.(1)	7,312	260,527
APA Corp.	197,208	6,020,760
Cheniere Energy, Inc.	99,806	15,748,389
Chesapeake Energy Corp.	79,411	7,220,842
Chevron Corp.	333,787	54,173,630
Chord Energy Corp.	28,856	5,350,191
Civitas Resources, Inc.	80,103	5,892,377
ConocoPhillips	306,527	35,704,265
Coterra Energy, Inc.	422,475	12,048,987
Devon Energy Corp.	337,734	16,575,985
Diamondback Energy, Inc.	86,174	17,171,031
EnLink Midstream LLC(1)	170,294	2,161,031
EOG Resources, Inc.	185,768	23,137,404
EQT Corp.	221,982	9,121,240
Equitrans Midstream Corp.	125,680	1,794,710
Exxon Mobil Corp.	713,490	83,663,838
Hess Corp.	125,023	19,266,044
Hess Midstream LP, Class A	49,983	1,736,909
HF Sinclair Corp.	106,317	5,871,888
Magnolia Oil & Gas Corp., Class A	102,557	2,661,354
Marathon Oil Corp.	381,067	11,035,700
Marathon Petroleum Corp.	128,471	22,689,263
Matador Resources Co.	81,758	5,187,545
Murphy Oil Corp.	108,672	4,650,075
New Fortress Energy, Inc.	64,764	1,641,767
Occidental Petroleum Corp.	269,178	16,823,625
ONEOK, Inc.	29,003	2,349,243
Ovintiv, Inc.	184,075	9,511,155
PBF Energy, Inc., Class A	75,118	3,480,217
Permian Resources Corp.	370,878	6,078,691
Phillips 66	148,061	21,040,949
Range Resources Corp.	159,170	5,874,965
SM Energy Co.	102,983	5,193,433
Southwestern Energy Co.(1)	538,428	4,054,363
Targa Resources Corp.	123,986	14,658,865
Texas Pacific Land Corp.	8,171	5,019,527
Valero Energy Corp.	139,124	21,861,945
Williams Cos., Inc.	458,364	19,026,690
		508,342,376
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	3,327	305,019
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(1)	95,548	4,014,927
Delta Air Lines, Inc.	274,322	13,995,908
Southwest Airlines Co.	385,420	10,344,673

United Airlines Holdings, Inc.(1)	262,735	13,922,328
		42,277,836
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	11,912	489,464
Jazz Pharmaceuticals PLC(1)	44,802	4,715,410
Johnson & Johnson	433,892	63,638,940
Viatris, Inc.	813,493	8,623,026
		77,466,840
Professional Services — 0.3%
Paychex, Inc.	45,763	5,498,882
Paycom Software, Inc.	8,508	1,236,382
Robert Half, Inc.	89,321	5,737,088
		12,472,352
Semiconductors and Semiconductor Equipment — 4.8%
Amkor Technology, Inc.	113,345	3,693,913
Applied Materials, Inc.	262,086	56,369,457
Enphase Energy, Inc.(1)	17,054	2,181,207
First Solar, Inc.(1)	11,537	3,135,295
Lam Research Corp.	47,651	44,431,698
QUALCOMM, Inc.	227,609	46,443,616
Skyworks Solutions, Inc.	80,654	7,473,400
Texas Instruments, Inc.	46,670	9,101,117
		172,829,703
Software — 0.1%
Pegasystems, Inc.	1,399	80,386
Qualys, Inc.(1)	29,827	4,194,273
		4,274,659
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A(1)	52,436	9,064,611
Academy Sports & Outdoors, Inc.	32,527	1,876,483
Best Buy Co., Inc.	117,240	9,944,297
Burlington Stores, Inc.(1)	55,429	13,305,731
CarMax, Inc.(1)	12,458	875,299
Chewy, Inc., Class A(1)	8,710	184,739
Dick's Sporting Goods, Inc.	43,979	10,011,380
Floor & Decor Holdings, Inc., Class A(1)	82,081	9,591,986
Gap, Inc.	243,805	7,060,593
Murphy USA, Inc.	14,040	6,160,050
Ross Stores, Inc.	130,535	18,243,572
TJX Cos., Inc.	315,586	32,536,917
Tractor Supply Co.	55,146	15,732,602
Ulta Beauty, Inc.(1)	28,794	11,376,221
Williams-Sonoma, Inc.	45,970	13,479,323
		159,443,804
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	558,411	107,354,515
Textiles, Apparel and Luxury Goods — 2.3%
Capri Holdings Ltd.(1)	2,448	84,578
Columbia Sportswear Co.	3,287	281,433
Crocs, Inc.(1)	54,480	8,479,267
Deckers Outdoor Corp.(1)	16,179	17,698,532
Levi Strauss & Co., Class A	76,877	1,845,817
Lululemon Athletica, Inc.(1)	45,628	14,235,480
NIKE, Inc., Class B	165,342	15,715,757
PVH Corp.	33,436	4,012,654

Ralph Lauren Corp.	29,561	5,524,360
Skechers USA, Inc., Class A(1)	87,315	6,236,037
Tapestry, Inc.	213,696	9,293,639
VF Corp.	21,111	280,354
		83,687,908
Trading Companies and Distributors — 2.3%
Air Lease Corp.	87,112	4,150,016
Applied Industrial Technologies, Inc.	15,699	3,029,907
Boise Cascade Co.	36,099	4,956,032
Fastenal Co.	310,782	20,505,396
FTAI Aviation Ltd.	9,249	779,876
MSC Industrial Direct Co., Inc., Class A	31,544	2,709,629
United Rentals, Inc.	35,048	23,461,481
WESCO International, Inc.	4,624	829,962
WW Grainger, Inc.	24,656	22,719,518
		83,141,817
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	147,186	25,751,663
TOTAL COMMON STOCKS (Cost $3,220,761,648)		3,613,006,444
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,163,042)	3,163,042	3,163,042
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,223,924,690)		3,616,169,486
OTHER ASSETS AND LIABILITIES — 0.2%		6,123,557
TOTAL NET ASSETS — 100.0%		$3,622,293,043

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.